Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Tripwire [Member]
Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair value of the assets acquired and the liabilities assumed as of January 2, 2015 (in thousands).

Cash	$2,364
Receivables	37,792
Inventories	603
Other current assets	2,453
Property, plant and equipment	10,021
Goodwill	462,215
Intangible assets	306,000
Other non-current assets	659

Total assets	$822,107

Accounts payable	$3,142
Accrued liabilities	12,142
Deferred revenue	8,000
Deferred income taxes	95,074
Other non-current liabilities	540

Total liabilities	$118,898

Net assets	$703,209

Intangible Assets Related to Acquisition

The intangible assets related to the acquisition consisted of the following:

	Estimated Fair Value	Amortization Period
	(In thousands)	(In years)
Intangible assets subject to amortization:
Developed technology	$210,000	5.8
Customer relationships	56,000	15.0
Backlog	3,000	1.0

Total intangible assets subject to amortization	269,000

Intangible assets not subject to amortization:
Goodwill	462,215
Trademarks	31,000
In-process research and development	6,000

Total intangible assets not subject to amortization	499,215

Total intangible assets	$768,215

Weighted average amortization period		7.7

Pro Forma Effect on Operating Results

The following table illustrates the unaudited pro forma effect on operating results as if the Tripwire acquisition had been completed as of January 1, 2014.

	Years Ended
	December 31, 2015	December 31, 2014
	(In thousands, except per share data)
	(Unaudited)
Revenues	$2,354,191	$2,405,198
Income from continuing operations	92,104	23,302
Diluted income per share from continuing operations attributable to Belden stockholders	$2.14	$0.53

Prosoft Technology, Inc. [Member]
Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair value of the assets acquired and the liabilities assumed as of June 11, 2014 (in thousands).

Cash	$2,517
Receivables	5,894
Inventories	2,731
Other current assets	332
Property, plant and equipment	767
Goodwill	56,923
Intangible assets	40,800
Other non-current assets	622

Total assets	$110,586

Accounts payable	$2,544
Accrued liabilities	2,807
Other non-current liabilities	1,132

Total liabilities	$6,483

Net assets	$104,103

Intangible Assets Related to Acquisition

The intangible assets related to the acquisition consisted of the following:

	Fair Value	Amortization Period
	(In thousands)	(In years)
Intangible assets subject to amortization:
Customer relationships	$26,600	20.0
Developed technologies	9,000	5.0
Trademarks	5,000	5.0
Backlog	200	0.3

Total intangible assets subject to amortization	40,800

Intangible assets not subject to amortization:
Goodwill	56,923

Total intangible assets not subject to amortization	56,923

Total intangible assets	$97,723

Weighted average amortization period		14.8

Grass Valley [Member]
Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair value of the assets acquired and the liabilities assumed as of March 31, 2014 (in thousands):

Cash	$9,451
Receivables	67,354
Inventories	18,593
Other current assets	4,172
Property, plant and equipment	22,460
Goodwill	131,070
Intangible assets	95,500
Other non-current assets	17,101

Total assets	$365,701

Accounts payable	$51,276
Accrued liabilities	62,672
Deferred revenue	14,000
Postretirement benefits	16,538
Deferred income taxes	1,827
Other non-current liabilities	1,199

Total liabilities	$147,512

Net assets	$218,189

Intangible Assets Related to Acquisition

The intangible assets related to the acquisition consisted of the following:

	Fair Value	Amortization Period
	(In thousands)	(In years)
Intangible assets subject to amortization:
Developed technologies	$37,000	5.0
Customer relationships	27,000	15.0
Backlog	1,500	0.3

Total intangible assets subject to amortization	65,500

Intangible assets not subject to amortization:
Goodwill	131,070
Trademarks	22,000
In-process research and development	8,000

Total intangible assets not subject to amortization	161,070

Total intangible assets	$226,570

Weighted average amortization period		9.0

Grass Valley and Prosoft [Member]
Pro Forma Effect on Operating Results

The following table illustrates the unaudited pro forma effect on operating results as if the Grass Valley and ProSoft acquisitions had been completed as of January 1, 2013.

	Years ended December 31,
	2014	2013
	(In thousands, except per share data)
	(Unaudited)
Revenues	$2,401,200	$2,420,099
Income from continuing operations	67,956	66,874
Diluted income per share from continuing operations attributable to Belden stockholders	$1.54	$1.49